1933 Act File No. 002-97596
1940 Act File No. 811-04297

Van Eck Funds

Supplement dated September 30, 2010 (“Supplement”)

to the Summary Prospectus

dated May 1, 2010

This Supplement updates certain information contained in the above-dated Summary Prospectus for Van Eck Funds (the “Trust”) regarding the Global Hard Assets Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective September 30, 2010, Messrs. Charles Cameron and Shawn Reynolds have been appointed Co-Portfolio Managers of the Fund. Messrs. Cameron and Reynolds have served as key members of the Fund’s investment team since 1995 and 2005, respectively. They replace Mr. Derek van Eck who died unexpectedly on September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1933 Act File No. 002-97596
1940 Act File No. 811-04297

Van Eck Funds

Supplement dated September 30, 2010 ("Supplement")

to the Prospectus and Statement of Additional Information

dated May 1, 2010

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information for Van Eck Funds (the “Trust”) regarding the Emerging Markets Fund, Global Hard Assets Fund and International Investors Gold Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective September 30, 2010, Messrs. Charles Cameron and Shawn Reynolds have been appointed Co-Portfolio Managers of the Global Hard Assets Fund. Messrs. Cameron and Reynolds have served as key members of the Global Hard Asset Fund’s investment team since 1995 and 2005, respectively. They replace Mr. Derek van Eck who died unexpectedly on September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1933 Act File No. 002-97596
1940 Act File No. 811-04297

Van Eck Funds

Supplement dated September 30, 2010 (“Supplement”)

to the Statement of Additional Information

dated May 1, 2010

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Van Eck Funds (the “Trust”) regarding the Multi-Manager Alternatives Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Mr. Derek van Eck died unexpectedly on September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE